Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Expenses by nature [abstract]
Staff costs	£ 653	£ 693
Other administration expenses	354	411
Depreciation, amortisation and impairment	260	181
Total operating expenses before impairment losses, provisions and charges	£ 1,267	£ 1,285	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.